Mentor Money Market Portfolio
                  Mentor U.S. Government Money Market Portfolio
                    Mentor Tax-Exempt Money Market Portfolio


                              ---------------------
                               Semi-Annual Report
                              ---------------------
                                 March 31, 1999




                         [MENTOR INVESTMENT GROUP LOGO]

MENTOR MONEY MARKET PORTFOLIO
MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO
MESSAGE FROM THE CHAIRMAN AND PRESIDENT
MARCH 31, 1999
--------------------------------------------------------------------------------

TO OUR SHAREHOLDERS:

On behalf of all the associates at Mentor Investment Group, we would like to take this opportunity to thank you for your investment in the Mentor U.S. Government Money Market Portfolio, the Mentor Money Market Portfolio and the Mentor Tax-Exempt Money Market Portfolio. This Semi-Annual Report reaffirms our commitment to our shareholders and details the financial performance of these investments for the period ended March 31, 1999.

Founded in 1970, Mentor Investment Group is an investment advisory firm with more than $16 billion under management. We pride ourselves on a strong heritage of providing quality service and a variety of investment choices that help meet our shareholders' financial objectives by offering mutual funds and separately-invested portfolios.

In the commentary that follows, Mentor's investment team presents an insightful perspective on the markets and strategies that shaped their investment decisions for the past fiscal year. Our investment teams operate with these priorities:

FOCUS -- In most money management companies, each investment manager has multiple responsibilities. At Mentor, our investment managers are singularly focused on enhancing the value of the portfolios. This means that you can be assured of a consistent, proven approach to developing a winning financial strategy.

OPPORTUNITIES -- By offering multiple management styles, portfolio diversification is simplified. Mentor gives investors the tools for long-term investment success through diversification and accommodation of changing investment needs.

SERVICE -- To help serve our shareholders, Mentor has a fully dedicated Investor Relations Center. Our Relationship Coordinators are professionally trained and licensed to serve clients' needs.

TECHNOLOGY -- Abreast of the most advanced technology and using the latest analytical tools, our investment managers have the ability to survey the financial markets and make informed decisions about where the best place is to invest.

We at Mentor are honored to be a partner in the management of your financial assets. Mentor Investment Group provides diversified investment styles and services to over one million shareholders. We serve individuals, corporations, endowments, foundations, public funds, and municipalities. To learn more about Mentor, please contact your consultant or us at (800) 382-0016.

We look forward to making the Mentor formula work for you, and to a mutually beneficial relationship.


Sincerely,


/s/ Daniel J. Ludeman                       /s/ Paul F. Costello
---------------------                       --------------------
Daniel J. Ludeman                           Paul F. Costello
CHAIRMAN                                    PRESIDENT

                         [MENTOR INVESTMENT GROUP LOGO]

MENTOR MONEY MARKET PORTFOLIO
MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO
MANAGERS' COMMENTARY: THE CASH MANAGEMENT TEAM
MARCH 31, 1999
--------------------------------------------------------------------------------

MARKET OVERVIEW

Over the past year, an unusually large number of negative influences have come to bear on the U.S. economy and financial markets. Foremost was the emergence of substantial economic problems in the Far East. Rather than being contained locally they quickly spread like the "Asian flu" to other areas of the world such as Russia and Brazil. We also experienced a major political scandal in this country that culminated in the impeachment of our President. Finally, we have witnessed major military confrontations, first between the U.S. and Iraq, and now between U.S.-led NATO forces and the former Yugoslavia.

Despite these negative factors and a sustained expansion that was already setting longevity records, our economy has remained on a remarkably even keel throughout the six-month period ending March 31, 1999. Activity continues to forge ahead at a pace adequate to keep employment and capacity utilization at very high levels, yet not so rapid as to give rise to inflation.

With the threat from weak overseas economies growing as 1998 progressed, the Federal Reserve shifted from a neutral position to one of ease. During the fall months the Fed lowered rates three times by 0.25% for a total of 0.75%. The medicine seemed to work perfectly, for the economy pulled out of a mini-slump and posted solid fourth quarter GDP growth of 6.0%. In fact, early in the first quarter, concerns began to surface that this unexpected strength could cause the Fed to reverse course and raise rates again. However, the latest data indicates that the economy may be once again losing some steam. While sectors tied to the consumer continue strong, others are mixed, notably manufacturing where imports seem to be sapping demand. Given these mixed indicators, the Fed remains in a neutral posture, as it has since November.

The net result of all these shifts was that the money markets registered modest rate increases during the six-month period, with 3-month rates up 0.11% and 6-month rates up 0.05%.


MANAGEMENT STRATEGY
It is our normal policy to manage our money market funds to an average maturity range of between 30 and 60 days. For most of 1998, we adopted a strategy of managing the funds to an average maturity of 55-60 days, the outer end of our normal range. This was in recognition that the Fed was unlikely to raise rates given what was then occurring around the world. This strategy proved advantageous when the Fed reduced rates late in the year. In the fourth quarter and early first quarter, with the economy showing unexpected strength, we began to shorten maturities to a range of 45-50 days and remain in that range at the present time.


PERFORMANCE REVIEW
Our correct call on the direction of rates in late 1998 aided overall performance for our products for the semi-annual period ending March 31. For the period the Mentor U.S. Government Money Market Portfolio returned 2.36% and the Mentor Money Market Portfolio returned 2.44%. The Mentor Tax-Exempt Money Market Portfolio has returned 1.12% since its inception on October 15, 1998. Our performance objective remains to provide a competitive return while maintaining well above-average quality and safety standards. Having accomplished that goal for the period just ended, we remain focused on maintaining that standard in the months ahead.

MARKET OUTLOOK
Entering 1999, we felt that the economy was at a crossroads. While all seemed well on the surface,

MENTOR MONEY MARKET PORTFOLIO
MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO
MANAGERS' COMMENTARY: THE CASH MANAGEMENT TEAM
MARCH 31, 1999 (CONTINUED)
--------------------------------------------------------------------------------

the question remained whether the general weakness worldwide would eventually have an impact domestically. It was as if the U.S. were the last engine running on a four-engine plane. How long could we withstand the strain without losing some altitude? While we are still at a crossroads, we think the odds have shifted slightly in favor of stable to perhaps lower rates between now and year-end 1999. It is therefore our intention to maintain average maturities at current levels.

MENTOR MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                        PRINCIPAL                 MARKET
                                         AMOUNT                    VALUE
BANK NOTES--10.78%
Bank of New York, 5.66%,
   6/17/99                      $ 1,000,000                $  999,852
FCC National Bank,
   5.74%, 5/07/99                 1,000,000                   999,943
First National Bank
   Chicago, 4.90%, 6/01/99        5,000,000                 5,000,000
First Tennessee Bank, NA,
   5.65%, 7/09/99                 1,000,000                   999,870
First Tennessee Bank, NA,
   5.70%, 4/15/99                 1,000,000                   999,982
Harris Trust, 5.00%,
   1/27/00                        2,000,000                 2,000,000
LaSalle National Bank,
   4.93%, 6/02/99                 5,000,000                 5,000,085
Mellon Bank, 4.95%,
   7/12/99                        1,000,000                 1,000,000
NationsBank, 4.94%,
   7/06/99                        1,000,000                 1,000,000
NationsBank, 4.92%,
   3/16/00 (a)                    3,000,000                 2,999,152
                                                           ----------
TOTAL BANK NOTES                                           20,998,884
                                                           ----------
BANKERS ACCEPTANCES--0.50%
NationsBank, 5.45%,
   7/19/99                        1,000,000                   983,499
                                                           ----------
CERTIFICATES OF DEPOSIT--16.43%
Bank of Montreal, 4.92%,
   4/12/99                        2,000,000                 2,000,000
Bankers Trust Company,
   5.69%, 7/27/99                 1,000,000                   999,816
Canadian Imperial Bank,
   4.84%, 5/11/99                 5,000,000                 5,000,000
Commerzbank, 5.08%,
   2/11/00                        3,000,000                 2,997,843
Deutsche Bank Financial,
   4.92%, 4/12/99                 2,000,000                 2,000,000
First Tennessee Bank, NA,
   4.85%, 5/10/99                 3,000,000                 2,999,897
Harris Trust, 4.85%,
   4/15/99                        3,000,000                 3,000,000
Mellon Bank, 4.87%,
   4/12/99                        3,000,000                 3,000,000
Rabobank Nederland NV,
   5.70%, 4/20/99                 1,000,000                 1,000,065
Societe Generale, Inc.,
   4.90%, 7/12/99                 4,000,000                 4,000,000
UBS AG Stamford, 5.11%,
   5/07/99                        5,000,000                 5,000,598
                                                           ----------
TOTAL CERTIFICATES OF DEPOSIT                              31,998,219
                                                           ----------

                                        PRINCIPAL                 MARKET
                                         AMOUNT                    VALUE
COMMERCIAL PAPER--35.28%
Bear Stearns & Company,
   Inc., 4.87%, 4/07/99         $ 5,000,000                $4,995,942
Corporate Receivables
   Corporation, 4.82%,
   4/27/99                        2,000,000                 1,993,038
Delaware Funding
   Corporation, 4.87%,
   4/06/99                        3,000,000                 2,997,973
Falcon Asset Securitization,
   4.88%, 4/16/99                 5,080,000                 5,069,671
Ford Motor Credit, 4.80%,
   4/09/99                        3,000,000                 2,996,800
Ford Motor Credit, 4.84%,
   4/19/99                        2,000,000                 1,995,160
General Electric Company,
   4.84%, 5/28/99                 3,000,000                 2,977,010
General Motors
   Acceptance Corporation,
   4.83%, 5/24/99                 5,000,000                 4,964,446
Goldman Sachs Group,
   5.41%, 2/25/00                 3,000,000                 3,000,000
International Securitization
   Corporation, 4.88%,
   4/15/99                        5,000,000                 4,990,511
JP Morgan, 4.85%,
   4/08/99                        2,000,000                 1,998,114
Mont Blanc Capital
   Corporation, 4.90%,
   4/06/99                        3,000,000                 2,997,958
Mont Blanc Capital
   Corporation, 4.87%,
   5/24/99                        2,000,000                 1,985,660
Monte Rosa Capital
   Corporation, 4.87%,
   5/07/99                        5,000,000                 4,975,650
Morgan Stanley Dean
   Witter, 4.87%, 4/26/99         3,000,000                 2,989,854
Repeat Offering
   Securitization Entity,
   4.82%, 4/28/99                 3,000,000                 2,989,155
Rincon Securities, Inc.,
   4.82%, 4/27/99                 1,000,000                   996,519
Salomon Smith Barney,
   4.87%, 4/26/99                 2,000,000                 1,993,236
Special Purpose Accounts
   Receivable, 4.89%,
   4/21/99                        5,000,000                 4,986,417
Trident Capital Finance,
   4.87%, 4/06/99                 2,000,000                 1,998,647
Windmill Funding
   Corporation, 4.88%,
   4/09/99                        1,000,000                   998,917

MENTOR MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                   PRINCIPAL                 MARKET
                                                    AMOUNT                    VALUE
COMMERCIAL PAPER--(CONTINUED)
Windmill Funding
   Corporation, 4.91%,
   4/30/99                                 $ 3,831,000                $  3,815,845
                                                                      ------------
TOTAL COMMERCIAL PAPER                                                  68,706,523
                                                                      ------------
U.S. GOVERNMENT AGENCIES--12.86%
Federal Home Loan Bank,
   4.98% - 5.10%,
   3/03/00 - 3/29/00                         5,000,000                   4,993,539
Federal Home Loan
   Mortgage Corporation
   4.78%, 4/15/99                           15,090,000                  15,061,949
Federal Home Loan
   Mortgage Corporation
   4.74%, 3/20/00 (a)                        5,000,000                   4,996,142
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCIES                                          25,051,630
                                                                      ------------
VARIABLE RATE DEMAND NOTES--3.95%
1800 Harrison Foundation
   Series A, 4.95%, 1/01/29                  3,000,000                   3,000,000
Catholic Health Initiatives,
   5.00%, 12/01/27                           1,000,000                   1,000,000
C.C.M. Properties LLC,
   4.95%, 2/01/11                            1,200,000                   1,200,000
Hilander Finance LLC,
   4.95%, 12/01/25                           1,500,000                   1,500,000
Mississippi Business
   Finance Corporation,
   5.05%, 1/01/23                            1,000,000                   1,000,000
                                                                      ------------
TOTAL VARIABLE RATE
   DEMAND NOTES                                                          7,700,000
                                                                      ------------

                                                   PRINCIPAL                 MARKET
                                                    AMOUNT                    VALUE
REPURCHASE AGREEMENT--20.16%
Goldman Sachs &
   Company
   Dated 3/31/99, 4.96%,
   due 4/01/99,
   collateralized by
   $53,077,445 (original
   face value) Federal Home
   Loan Mortgage
   Corporation,
   7.00% - 8.00%,
   11/01/12 - 11/01/28,
   market value
   $40,036,644                             $39,251,612                $ 39,251,612
                                                                      ------------
TOTAL INVESTMENTS (COST
   $194,690,367)--99.96%                                               194,690,367
OTHER ASSETS LESS LIABILITIES--0.04%                                        70,951
                                                                      ------------
NET ASSETS--100.00%                                                   $194,761,318
                                                                      ============

Interest rates disclosed represent annualized yield to date of maturity, except for floating rate securities described in (a).

(a) Floating Rate Securities -- The rates shown are the effective rates at March 31, 1999.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                  PRINCIPAL                  MARKET
                                                   AMOUNT                    VALUE
U.S. GOVERNMENT AGENCIES--85.40%
Federal Home Loan Bank
   4.65% - 5.63%,
   4/09/99 -  3/29/00                     $ 41,865,000                $ 41,759,960
Federal Home Loan Bank
   4.77%, 10/28/99 -
   11/16/99 (a)                              7,000,000                   6,997,898
Federal Home Loan
   Mortgage Corporation
   4.74% - 4.81%,
   4/15/99 -  7/16/99                       46,105,000                  45,708,069
Federal Home Loan
   Mortgage Corporation
   4.74% - 4.78%,
   8/17/99 -  3/20/00 (a)                    8,000,000                   7,995,361
Federal National
   Mortgage Association
   4.72% - 5.64%,
   4/05/99 -  9/09/99                       58,000,000                  57,590,445
Federal National
   Mortgage Association,
   4.71%, 5/28/99 (a)                        3,000,000                   2,999,634
                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCIES                                         163,051,367
                                                                      ------------

                                                  PRINCIPAL                  MARKET
                                                   AMOUNT                    VALUE
REPURCHASE AGREEMENT--14.78%
Goldman Sachs & Company
   Dated 3/31/99, 4.96%,
   due 4/01/99,
   collateralized by
   $31,868,361 (original
   face value) Federal
   Home Loan Mortgage
   Corporation,
   6.50% - 8.00%,
   3/01/19 -  11/01/28,
   market value  $28,778,941              $ 28,214,648                $ 28,214,648
                                                                      ------------
TOTAL INVESTMENTS (COST
   $191,266,015)--100.18%                                              191,266,015
OTHER ASSETS LESS LIABILITIES--(0.18%)                                    (348,037)
                                                                      ------------
NET ASSETS--100.00%                                                   $190,917,978
                                                                      ============

(a) Floating Rate Securities -- The rates shown are the effective rates at March 31, 1999.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)
--------------------------------------------------------------------------------

                                                        PRINCIPAL                MARKET
                                                          AMOUNT                  VALUE
VARIABLE RATE DEMAND NOTES
   (a)--54.00%
ALASKA-- 3.60%
Alaska IDA Sheldon Jackson
   College, 3.00%, 11/01/13                      $ 1,100,000               $ 1,100,000
                                                                           -----------
FLORIDA--10.48%
Alachua County Health
   Facilities Series 1996,
   3.05%, 12/01/26                                   900,000                   900,000
City of Tampa Occupational
   License Tax Series 1998 A,
   3.02%, 10/01/18                                 1,300,000                 1,300,000
Dade County Florida Water
   and Sewer Revenue Bond
   Series 1994, 2.90%,
   10/05/22                                        1,000,000                 1,000,000
                                                                           -----------
                                                                             3,200,000
                                                                           -----------
LOUISANA--9.16%
Desoto Parish PCRB (Central
   Louisiana Electric)
   Series B, 2.95%, 7/01/18                        1,200,000                 1,200,000
Louisana PFA Sister of
   Charity Series 1997 E,
   3.08%, 7/01/23                                  1,000,000                 1,000,000
Louisana PFA Willis Knighton
   Medical Center, 3.10%,
   9/01/25                                           600,000                   600,000
                                                                           -----------
                                                                             2,800,000
                                                                           -----------
MARYLAND--7.20%
Community Development
   Administration (Avalon
   Ridge) Series 1997, 2.90%,
   6/15/26                                         1,200,000                 1,200,000
Maryland Health and Higher
   Education Series 1997 B,
   3.00%, 12/01/15                                 1,000,000                 1,000,000
                                                                           -----------
                                                                             2,200,000
                                                                           -----------
MICHIGAN--3.60%
County of Wayne Charter
   Michigan Airport Revenue
   Bond Series 1996 B, 3.00%,
   12/01/16                                        1,100,000                 1,100,000
                                                                           -----------
NEW MEXICO--2.95%
City of Albuquerque Airport
   Series 1995, 2.90%, 7/01/14                       900,000                   900,000
                                                                           -----------
NORTH CAROLINA--4.91%
City of Charlotte Airport
   Revenue Bonds Series 1993
   A, 2.90%, 7/01/16                                 600,000                   600,000



                                                        PRINCIPAL                MARKET
                                                          AMOUNT                  VALUE
VARIABLE RATE DEMAND NOTES
   (a) (CONTINUED)
North Carolina (continued)
North Carolina Educational
   Facilities Finance Agency
   (Bowman Grey School),
   3.05%, 9/01/20                                $   900,000               $   900,000
                                                                           -----------
                                                                             1,500,000
                                                                           -----------
SOUTH CAROLINA--2.29%
Piedmont Municipal Power
   Agency Revenue Bond
   Series 1997 B, 2.95%,
   1/01/19                                           700,000                   700,000
                                                                           -----------
TENNESSEE--1.96%
Clarksville Tennessee Public
   Building Pooled Financing
   Authority, 3.00%, 11/01/27                        600,000                   600,000
                                                                           -----------
UTAH--1.96%
Emory County Utah PCRB
   Pacificorp Project Series
   1991, 2.95%, 7/01/15                              600,000                   600,000
                                                                           -----------
VIRGINIA--5.89%
Hampton Roads Regional Jail
   Authority Series 1996 B,
   3.05%, 7/01/16                                  1,200,000                 1,200,000
Lynchburg Virginia IDA
   Hospital Facilities Series
   1985 D, 3.15%, 12/01/25                           600,000                   600,000
                                                                           -----------
                                                                             1,800,000
                                                                           -----------
TOTAL VARIABLE RATE DEMAND NOTES                                            16,500,000
                                                                           -----------
OTHER-- 45.70%
PNC MuniCash,
   3.00%, 4/01/99                                 13,964,781                13,964,781
                                                                           -----------
TOTAL INVESTMENTS (COST
   $30,464,781)--99.70%                                                     30,464,781
OTHER ASSETS LESS
   LIABILITIES--0.30%                                                           91,429
                                                                           -----------
NET ASSETS--100.00%                                                        $30,556,210
                                                                           ===========

(a) Interest rates shown are the effective rates at March 31, 1999.


INVESTMENT ABBREVIATIONS


IDA - Industrial Development Authority
PCRB - Pollution Control Revenue Bond
PFA - Public Finance Authority


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)


                                                   U.S.
                                                GOVERNMENT         TAX-EXEMPT
                                MONEY              MONEY             MONEY
                               MARKET             MARKET             MARKET
                              PORTFOLIO          PORTFOLIO         PORTFOLIO
 ASSETS
 Investments, at
   amortized cost
   (Note 2)
 Investment securities     $  155,438,755     $  163,051,367     $  30,464,781
 Repurchase agreements         39,251,612         28,214,648                --
                           --------------     --------------     -------------
     Total investments        194,690,367        191,266,015        30,464,781
 Dividends and interest
   receivables                    703,679            380,306           104,756
 Prepaid Expense                       --                 --            45,000
 Deferred expenses
   (Note 2)                        21,210             16,826                --
                           --------------     --------------     -------------
     TOTAL ASSETS             195,415,256        191,663,147        30,614,537
                           --------------     --------------     -------------
 LIABILITIES
 Dividends payable                638,820            717,334            53,583
 Accrued expenses and
   other liabilities               15,118             27,835             4,744
                           --------------     --------------     -------------
     TOTAL LIABILITIES            653,938            745,169            58,327
                           --------------     --------------     -------------
 NET ASSETS                $  194,761,318     $  190,917,978     $  30,556,210
                           ==============     ==============     =============
 SHARES OUTSTANDING           194,761,318        190,917,978        30,556,210
 Net Asset Value per
   Share                             1.00               1.00              1.00

SEE NOTES TO FINANCIAL STATEMENTS.
STATEMENT OF OPERATIONS

SIX MONTHS ENDED MARCH 31, 1999 (UNAUDITED)


                                                   U.S.
                                                GOVERNMENT     TAX-EXEMPT
                                    MONEY          MONEY          MONEY
                                    MARKET        MARKET         MARKET
                                  PORTFOLIO      PORTFOLIO    PORTFOLIO (a)
 INVESTMENT INCOME
 Interest (Note 2)               $ 2,090,085   $ 3,675,883      $ 172,837
                                 -----------   -----------      ---------
 EXPENSES
 Distribution fee (Note 5)            74,445        36,427         19,863
 Management fee (Note 4)              55,317       124,015          2,677
 Transfer agent fee                   46,054        76,750          1,054
 Shareholder reports and
   postage expenses                   17,251        15,889          3,720
 Registration expenses                16,476        20,745          3,906
 Administration fee (Note 4)           7,753        13,535          1,204
 Custodian and accounting
   fees                                4,313         6,088            736
 Organizational expenses               1,945         2,020             --
 Legal fees                            1,666         2,377            285
 Audit fees                            1,171         1,671            200
 Directors' fees and expenses            865         1,235            148
 Miscellaneous                           799         1,138            136
                                 -----------   -----------      ---------
   Total expenses                    228,055       301,890         33,929
                                 -----------   -----------      ---------
 NET INVESTMENT INCOME           $ 1,862,030   $ 3,373,993      $ 138,908
                                 ===========   ===========      =========

(a) For the period from October 15, 1998 (commencement of operations) to March 31, 1999.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                        MONEY MARKET
                                                         PORTFOLIO
                                                SIX MONTHS
                                               ENDED 3/31/99    PERIOD ENDED
                                                (UNAUDITED)      9/30/98 (a)
NET INCREASE IN NET ASSETS
Operations
 Net investment income                         $   1,862,030   $   1,711,253
                                               -------------   -------------
 Increase in net assets resulting from
  operations                                       1,862,030       1,711,253
                                               -------------   -------------
Distributions to Shareholders
 From net investment income                       (1,862,030)     (1,711,253)
                                               -------------   -------------
 Total distributions to shareholders              (1,862,030)     (1,711,253)
                                               -------------   -------------
Capital Share Transactions (Note 5)
 Proceeds from sale of shares                    181,771,588      69,738,706
 Reinvested distributions                          1,388,131       1,450,841
 Shares redeemed                                 (29,368,690)    (30,219,258)
                                               -------------   -------------
 Change in net assets resulting from capital
  share transactions                             153,791,029      40,970,289
                                               -------------   -------------
 Increase in net assets                          153,791,029      40,970,289
Net Assets
 Beginning of period                              40,970,289              --
                                               -------------   -------------
 End of period                                 $ 194,761,318   $  40,970,289
                                               =============   =============



                                                                                     TAX-EXEMPT
                                                        U.S. GOVERNMENT             MONEY MARKET
                                                    MONEY MARKET PORTFOLIO           PORTFOLIO
                                                  SIX MONTHS                        PERIOD ENDED
                                                ENDED 3/31/99       YEAR ENDED        3/31/99
                                                 (UNAUDITED)         9/30/98       (UNAUDITED)(b)
NET INCREASE IN NET ASSETS
Operations
 Net investment income                         $    3,373,993    $     4,861,060   $     138,908
                                               --------------    ---------------   -------------
 Increase in net assets resulting from
  operations                                        3,373,993          4,861,060         138,908
                                               --------------    ---------------   -------------
Distributions to Shareholders
 From net investment income                        (3,373,993)        (4,861,060)       (138,908)
                                               --------------    ---------------   -------------
 Total distributions to shareholders               (3,373,993)        (4,861,060)       (138,908)
                                               --------------    ---------------   -------------
Capital Share Transactions (Note 5)
 Proceeds from sale of shares                     197,472,391        170,787,913      46,230,182
 Reinvested distributions                           3,063,215          4,466,073          85,325
 Shares redeemed                                 (115,890,666)      (130,785,595)    (15,759,297)
                                               --------------    ---------------   -------------
 Change in net assets resulting from capital
  share transactions                               84,644,940         44,468,391      30,556,210
                                               --------------    ---------------   -------------
 Increase in net assets                            84,644,940         44,468,391      30,556,210
Net Assets
 Beginning of period                              106,273,038         61,804,647              --
                                               --------------    ---------------   -------------
 End of period                                 $  190,917,978    $   106,273,038   $  30,556,210
                                               ==============    ===============   =============

(a) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.

(b) For the period from October 15, 1998 (commencement of operations) to March 31, 1999.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                                                MONEY MARKET
                                                                                 PORTFOLIO
                                                         ----------------------------------------------------------
                                                           RETAIL SHARES              INSTITUTIONAL SHARES
                                                           PERIOD ENDED        SIX MONTHS
                                                                                 ENDED
                                                              3/31/99            3/31/99          PERIOD ENDED
                                                          (UNAUDITED) (c)     (UNAUDITED)          9/30/98 (b)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                        $   1.00            $   1.00            $   1.00
                                                            --------            --------            --------
Income from investment operations
 Net investment income                                          0.02                0.02                0.05
                                                            --------            --------            --------
 Total from investment operations                               0.02                0.02                0.05
                                                            --------            --------            --------
Less distributions
 From net investment income                                    (0.02)              (0.02)              (0.05)
                                                            ---------           ---------           ---------
 Total distributions                                           (0.02)              (0.02)              (0.05)
                                                            ---------           ---------           ---------
Net asset value, end of period                              $   1.00            $   1.00            $   1.00
                                                            =========           =========           =========
TOTAL RETURN (d)                                                2.22%               2.44%               4.74%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                    $150,148            $ 44,613            $ 40,970
Ratio of expenses to average net assets                         0.85% (a)           0.35% (a)           0.33% (a)
Ratio of net investment income to average net assets            4.01% (a)           4.70% (a)           5.35% (a)


                                                                           U.S. GOVERNMENT
                                                                        MONEY MARKET PORTFOLIO
                                                       --------------------------------------------------------
                                                          RETAIL SHARES           INSTITUTIONAL SHARES
                                                          PERIOD ENDED       SIX MONTHS
                                                            3/31/99          ENDED 3/31/99       YEAR ENDED
                                                          (UNAUDITED)(c)     (UNAUDITED)          9/30/98
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $    1.00          $    1.00          $    1.00
                                                          ---------          ---------          ---------
Income from investment operations
 Net investment income                                         0.02               0.02               0.01
                                                          ---------          ---------          ---------
 Total from investment operations                              0.02               0.02               0.01
                                                          ---------          ---------          ---------
Less distributions
 From net investment income                                   (0.02)             (0.02)             (0.01)
                                                          ----------         ----------         ----------
 Total distributions                                          (0.02)             (0.02)             (0.01)
                                                          ----------         ----------         ----------
Net asset value, end of period                            $    1.00          $    1.00          $    1.00
                                                          ==========         ==========         ==========
TOTAL RETURN (d)                                               2.14%              2.36%              1.39%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $  54,094          $ 136,824          $  61,805
Ratio of expenses to average net assets                        0.82% (a)          0.36% (a)          0.33% (a)
Ratio of net investment income to average net assets           4.22% (a)          4.62% (a)          5.26% (a)



                                                           TAX-EXEMPT
                                                            PORTFOLIO
                                                       ------------------
                                                          RETAIL SHARES
                                                          PERIOD ENDED
                                                             3/31/99
                                                         (UNAUDITED) (c)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                      $    1.00
                                                          ---------
Income from investment operations
 Net investment income                                         0.01
                                                          ---------
 Total from investment operations                              0.01
                                                          ---------
Less distributions
 From net investment income                                   (0.01)
                                                          ----------
 Total distributions                                          (0.01)
                                                          ----------
Net asset value, end of period                            $    1.00
                                                          ==========
TOTAL RETURN (d)                                               1.23%
RATIOS / SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                  $  30,556
Ratio of expenses to average net assets                        0.73% (a)
Ratio of net investment income to average net assets           2.28% (a)

(a) Annualized.
(b) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.
(c) For the period from October 15, 1998 (commencement of operations) to March 31, 1999.
(d) Not annualized.


SEE NOTES TO FINANCIAL STATEMENTS.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999
--------------------------------------------------------------------------------

NOTE 1: ORGANIZATION

Mentor Funds is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Mentor Funds consists of twelve separate Portfolios (hereinafter each individually referred to as a "Portfolio" or collectively as the "Portfolios") at March 31, 1999, as follows:


      Mentor Growth Portfolio ("Growth Portfolio")
      Mentor Perpetual Global Portfolio
       ("Global Portfolio")
      Mentor Capital Growth Portfolio
       ("Capital Growth Portfolio")
      Mentor Income and Growth Portfolio
       ("Income and Growth Portfolio")
      Mentor Balanced Portfolio
       ("Balanced Portfolio")
      Mentor Municipal Income Portfolio
       ("Municipal Income Portfolio")
      Mentor Quality Income Portfolio
       ("Quality Income Portfolio")
      Mentor Short-Duration Income Portfolio
       ("Short-Duration Income Portfolio")
      Mentor High Income Portfolio
       ("High Income Portfolio")
      Mentor Money Market Portfolio
       ("Money Market Portfolio")
      Mentor U.S. Government Money Market Portfolio
       ("Government Portfolio")
      Mentor Tax-Exempt Money Market Portfolio
       ("Tax-Exempt Portfolio")

The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held.

These financial statements include only the Money Market Portfolio, the Government Portfolio and the Tax-Exempt Portfolio.

The investment objective of the Money Market Portfolio is to seek a high rate of current income consistent with preservation of capital and maintenance of liquidity. The Portfolio will invest in high-quality short-term instruments including U.S. Government securities, banker's acceptances, prime commercial paper, fixed-income securities of corporations and other private issuers, and money market instruments.

The Government Money Market Portfolio's investment objective is to seek a high rate of current income consistent with preservation of capital and maintenance of liquidity. The Portfolio invests exclusively in U.S. Treasury bills, notes and bonds, and other obligations issued or guaranteed as to principal or interest by the U.S. Government, its agencies, or instrumentalities, and in repurchase agreements with respect to such obligations.

The Tax-Exempt Portfolio's investment objective is to seek a high rate of income exempt from federal income tax consistent with preservation of capital and maintenance of liquidity. The Portfolio will invest primarily in municipal notes, bonds, municipal securities backed by the U.S. Government and tax-exempt commercial paper.

NOTE 2: SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Portfolio.

(a) Valuation of Securities - Securities held by the Portfolios are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between the Portfolios' $1.00 per share net asset value calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated. Net asset value per share is determined each business day for the Fund and is calculated by dividing net asset value by the number of shares outstanding at the end of each business day.

(b) Repurchase Agreements - It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system all securities held as collateral in support of repurchase agreement investments.

Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

(c) Security Transactions and Interest Income - Security transactions for the Portfolios are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.

(d) Federal Taxes - No provision for federal income taxes has been made since it is each Portfolio's intent to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.

(e) Deferred Expenses - Costs incurred by the Portfolios in connection with their initial share registration and organization costs were deferred by the Portfolios and are being amortized on a straight-line basis over a five-year period.

(f) Distributions - Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.


NOTE 3: DIVIDENDS

Each Portfolio declares a daily dividend, equal to its net investment income for that day. Dividends for the immediately preceding month will be paid on the fifteenth day of each calendar month. Distributions from net realized capital gains, if any, will be distributed annually.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

NOTE 4: INVESTMENT MANAGEMENT AND ADMINISTRATION AGREEMENTS

Mentor Investment Advisors, LLC ("Mentor Advisors") is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor") and its affiliates. Mentor is a subsidiary of Wheat First Butcher Singer, Inc., which in turn is a wholly owned subsidiary of First Union Corporation ("First Union"). First Union is a leading financial services company; First Union has announced plans to acquire EVEREN Capital Corporation, which currently has a minority ownership interest in Mentor.


Mentor Advisors, the Portfolios' investment adviser, receives for its services an annual investment advisory fee not to exceed the following percentages of the average daily net assets of the Portfolios: 0.22% of the first $500 million of the Portfolio's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion. For the six months ended March 31, 1999, Mentor Advisors earned advisory fees of $55,317, $124,015 and $2,677 from Money Market Portfolio, Government Portfolio and Tax-Exempt Portfolio, respectively.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

NOTE 5: CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in capital shares were as follows:



                                                                     MENTOR MONEY MARKET PORTFOLIO
                                                         ------------------------------------------------------
                                                          RETAIL SHARES            INSTITUTIONAL SHARES
                                                         ---------------   ------------------------------------
                                                              PERIOD        SIX MONTHS           PERIOD
                                                       ENDED 3/31/99 (b)   ENDED 3/31/99     ENDED 9/30/98 (a)
                                                         ---------------   ---------------   ------------------
Shares sold                                                152,569,461        29,202,127          69,738,706
Shares issued upon reinvestment of distributions               393,293           994,838           1,450,841
Shares redeemed                                             (2,814,327)      (26,554,363)        (30,219,258)
                                                           -----------       -----------         -----------
Change in net assets from capital share transactions       150,148,427         3,642,602          40,970,289
                                                           ===========       ===========         ===========


                                                              MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
                                                         -------------------------------------------------------
                                                          RETAIL SHARES            INSTITUTIONAL SHARES
                                                         ---------------           --------------------
                                                             PERIOD          SIX MONTHS              YEAR
                                                        ENDED 3/31/99 (b)   ENDED 3/31/99        ENDED 9/30/98
                                                         ---------------   -----------------   -----------------
Shares sold                                                 62,053,483         135,418,908         170,787,913
Shares issued upon reinvestment of distributions               231,388           2,831,827           4,466,073
Shares redeemed                                             (8,191,213)       (107,699,453)       (130,785,595)
                                                            ----------        ------------        ------------
Change in net assets from capital share transactions        54,093,658          30,551,282          44,468,391
                                                            ==========        ============        ============


                                                            MENTOR TAX-EXEMPT
                                                          MONEY MARKET PORTFOLIO
                                                         -----------------------
                                                              RETAIL SHARES
                                                         -----------------------
                                                               PERIOD ENDED
                                                               3/31/99 (b)
                                                         -----------------------
Shares sold                                                     46,230,182
Shares issued upon reinvestment of distributions                    85,325
Shares redeemed                                                (15,759,297)
                                                               -----------
Change in net assets from capital share transactions            30,556,210
                                                               ===========

(a) For the period from November 19, 1997 (commencement of operations) to September 30, 1998.
(b) For the period from October 15, 1998 (commencement of operations) to March 31, 1999.

MENTOR FUNDS
NOTES TO FINANCIAL STATEMENTS
(CONTINUED)
--------------------------------------------------------------------------------

YEAR 2000 (UNAUDITED)
The Portfolio receives services from a number of providers which rely on the effective functioning of their respective systems and the systems of others to perform those services. It is generally recognized that certain systems in use today may not be able to perform their intended functions adequately after 1999 because of the inability of computer software to distinguish the year 2000 from the year 1900. Mentor Advisors is taking steps that it believes are reasonably designed to address this potential "Year 2000" problem and to obtain satisfactory assurances that comparable steps are being taken by each of the Portfolios' other major service providers. There can be no assurance, however, that these steps will be sufficient to avoid any adverse impact on the Portfolio from this problem.

MENTOR MONEY MARKET PORTFOLIO
MENTOR U.S. GOVERNMENT MONEY MARKET PORTFOLIO
MENTOR TAX-EXEMPT MONEY MARKET PORTFOLIO
SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

TRUSTEES

DANIEL J. LUDEMAN, TRUSTEE & CHAIRMAN
           Chairman and Chief Executive Officer
           Mentor Investment Group, LLC


ARCH T. ALLEN III, TRUSTEE
           Attorney at Law
           Allen & Moore, LLP


JERRY R. BARRENTINE, TRUSTEE
           President
           J.R. Barrentine & Associates


ARNOLD H. DREYFUSS, TRUSTEE
           Former Chairman & Chief Executive
           Officer Hamilton Beach/Proctor-Silex, Inc.


WESTON E. EDWARDS, TRUSTEE
           President
           Weston Edwards & Associates


THOMAS F. KELLER, TRUSTEE
           Former Dean, Fuqua School of Business
           Duke University


LOUIS W. MOELCHERT, JR., TRUSTEE
           Vice President for Business & Finance
           University of Richmond


J. GARNETT NELSON, TRUSTEE
           Consultant
           Mid-Atlantic Holdings, LLC


TROY A. PEERY, JR., TRUSTEE
           Former President
           Heilig-Meyers Company


PETER J. QUINN, JR., TRUSTEE
           Managing Director
           Mentor Investment Group, LLC

OFFICERS

PAUL F. COSTELLO, PRESIDENT
           Managing Director
           Mentor Investment Group, LLC


TERRY L. PERKINS, TREASURER AND SECRETARY
           Senior Vice President
           Mentor Investment Group, LLC


MICHAEL A. WADE, ASSISTANT TREASURER
           Vice President
           Mentor Investment Group, LLC





This report is authorized for distribution to prospective investors only when preceded or accompanied by prospectuses for the Mentor Money Market Portfolio, Mentor U.S. Government Money Market Portfolio and the Mentor Tax-Exempt Money Market Portfolio, which contain complete information about fees, sales charges and expenses. Please read this information carefully before you invest or send money.

[MENTOR INVESTMENT GROUP LOGO]

      RIVERFRONT PLAZA
    901 EAST BYRD STREET
  RICHMOND, VIRGINIA 23219
      (800) 382-0016







1999 MENTOR DISTRIBUTORS, LLC

MK 1295